Agreements	12 Months Ended
Dec. 31, 2025
Investment Company [Abstract]
Agreements

3. AGREEMENTS

Investment Advisory and Management Agreement

The Fund is party to an investment advisory and management agreement (the “investment advisory and management agreement”) with Ares Capital Management. Subject to the overall supervision of the Fund’s board of trustees and in accordance with the Investment Company Act, Ares Capital Management provides investment advisory and management services to the Fund. For providing these services, Ares Capital Management receives fees from the Fund consisting of a base management fee and an incentive fee. The cost of both the base management fee and the incentive fee is ultimately borne by the Fund’s shareholders. Without payment of any penalty, the Fund has the right to terminate the investment advisory and management agreement upon 60 days’ written notice, and Ares Capital Management has the right to terminate the agreement upon 120 days’ written notice.

The base management fee is payable monthly in arrears at an annual rate of 1.25% of the value of the Fund’s net assets as of the beginning of the first calendar day of the applicable month. For purposes of the investment advisory and management agreement, “net assets” means the Fund’s total assets less liabilities, determined on a consolidated basis in accordance with GAAP.

The incentive fee consists of two components that are independent of each other, with the result that one component may be payable even if the other is not. A portion of the incentive fee is based on a percentage of the Fund’s income and a portion is based on a percentage of the Fund’s capital gains, each as described below.

(i)Income Based Fee

The portion of the incentive fee based on the Fund’s income is based on pre-incentive fee net investment income, as defined in the investment advisory and management agreement, for the quarter. Pre-incentive fee net investment income means, as the context requires, either the dollar value of, or percentage rate of return on the value of the Fund’s net assets in accordance with GAAP at the end of the immediately preceding quarter from, interest income, dividend income and any other income (including any other fees (other than fees for providing managerial assistance), such as commitment, origination, structuring, diligence and consulting fees or other fees that the Fund receives from portfolio companies) accrued during the calendar quarter, minus the Fund’s operating expenses accrued for the quarter (including the base management fee, expenses payable under the administration agreement entered into between the Fund and the Fund’s administrator, and any interest expense or fees on any credit facilities or outstanding debt and dividends paid on any issued and outstanding preferred shares, but excluding the incentive fee and any shareholder servicing and/or distribution fees).

Pre-incentive fee net investment income includes, in the case of investments with a deferred interest feature (such as market or original issue discount, debt investments with PIK interest, preferred stock with PIK dividends and zero coupon securities), accrued income that the Fund has not yet received in cash. The Fund’s investment adviser is not under any obligation to reimburse the Fund for any part of the income based fee it receives that are based on accrued income that the Fund never actually receives. Pre-incentive fee net investment income is not adjusted for incentive fee payments or any shareholder servicing and/or distribution fee payments by holders of Class S shares and Class D shares. Accordingly, pre-incentive fee net investment income may be calculated on higher amounts of income than the Fund may ultimately realize and that may ultimately be distributed to common shareholders.

Pre-incentive fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation. The impact of expense support payments and recoupments are also excluded from pre-incentive fee net investment income. See “Expense Support and Conditional Reimbursement Agreement” below. Because of the structure of the income based fee, it is possible that the Fund may pay such fees in a quarter where it incurs a loss. For example, if the Fund receives pre-incentive fee net investment income in excess of the hurdle rate for a quarter, the Fund will pay the applicable income based fee even if the Fund has incurred a loss in that quarter due to realized and/or unrealized losses.

Pre-incentive fee net investment income, expressed as a rate of return on the value of the Fund’s net assets at the end of the immediately preceding quarter, is compared to a “hurdle rate” of return of 1.25% per quarter (5.0% annualized).

The Fund pays its investment adviser an income based fee quarterly in arrears with respect to the Fund’s pre-incentive fee net investment income in each calendar quarter as follows:

●	No incentive fee based on pre-incentive fee net investment income in any calendar quarter in which the Fund’s pre-incentive fee net investment income does not exceed the hurdle rate of 1.25% per quarter (5.00% annualized);
●	100% of the dollar amount of Fund’s pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than a rate of return of 1.43% (5.72% annualized). This portion of the pre-incentive fee net investment income (which exceeds the hurdle rate but is less than 1.43%) is referred to as the “catch-up”. The “catch-up” is meant to provide the Fund’s investment adviser with 12.5% of the pre-incentive fee net investment income as if a hurdle rate did not apply if this net investment income exceeds 1.43% in any calendar quarter; and
●	12.5% of the dollar amount of the Fund’s pre-incentive fee net investment income, if any, that exceeds a rate of return of 1.43% (5.72% annualized). This reflects that once the hurdle rate is reached and the catch-up is achieved, 12.5% of all pre-incentive fee net investment income thereafter are allocated to the investment adviser.

(ii)Capital Gains Incentive Fee

The second component of the incentive fee, the capital gains incentive fee, is payable in arrears at the end of each calendar year in an amount equal to 12.5% of cumulative realized capital gains from inception through the end of such calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, as calculated in accordance with GAAP, less the aggregate amount of any previously paid capital gains incentive fee.

Notwithstanding the foregoing, if the Fund is required by GAAP to record an investment at its fair value as of the time of acquisition instead of at the actual amount paid for such investment by the Fund (including, for example, as a result of the application of the asset acquisition method of accounting), then solely for the purposes of calculating the capital gains incentive fee, the “accreted or amortized cost basis” of an investment shall be an amount (the “Contractual Cost Basis”) equal to (1) (x) the actual amount paid by the Fund for such investment plus (y) any amounts recorded in the Fund’s consolidated financial statements as required by GAAP that are attributable to the accretion of such investment plus (z) any other adjustments made to the cost basis included in the Fund’s consolidated financial statements, including PIK interest or additional amounts funded (net of repayments) minus (2) any amounts recorded in the Fund’s consolidated financial statements as required by GAAP that are attributable to the amortization of such investment, whether such calculated Contractual Cost Basis is higher or lower than the fair value of such investment (as determined in accordance with GAAP) at the time of acquisition.

Each year, the fee paid for the capital gains incentive fee is net of the aggregate amount of any previously paid capital gains incentive fee for all prior periods. In no event will the capital gains incentive fee payable pursuant to the investment advisory and management agreement be in excess of the amount permitted by the Investment Advisers Act of 1940, as amended, including Section 205 thereof. If the investment advisory and management agreement shall terminate as of a date that is not a calendar year end, the termination shall be treated as though it were a calendar year end for purposes of calculating and paying a capital gains incentive fee.

The fees that are payable under the investment advisory and management agreement will be appropriately prorated for any partial period and adjusted for any share issuances or repurchases during the relevant period.

The base management fee, income based fee and capital gains incentive fee for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Base management fee	$110,940	$46,991	$9,713
Income based fee	$104,134	$43,324	$7,622
Capital gains incentive fee(1)	$5,821	$10,219	$3,162
(1)	Calculated in accordance with GAAP as discussed below.

There was no capital gains incentive fee payable to the Fund’s investment adviser as calculated under the investment advisory and management agreement for the years ended December 31, 2025 and 2024. There was $56 of capital gains incentive fee payable to the Fund’s investment adviser as calculated under the investment advisory and management agreement for the year ended December 31, 2023. In addition, in accordance with GAAP, the Fund had cumulatively accrued a capital gains incentive fee of $19,145 as of December 31, 2025. GAAP requires that the capital gains incentive fee accrual consider the cumulative aggregate unrealized capital appreciation in the calculation, as a capital gains incentive fee would be payable if such unrealized capital appreciation were realized, even though such unrealized capital appreciation is not permitted to be considered in calculating the fee actually payable under the investment advisory and management agreement. This GAAP accrual is calculated using the aggregate cumulative realized capital gains and losses and aggregate cumulative unrealized capital depreciation included in the calculation of the capital gains incentive fee plus the aggregate cumulative unrealized capital appreciation, net of any expense associated with cumulative unrealized capital depreciation or appreciation. If such amount is positive at the end of a period, then GAAP requires the Fund to record a capital gains incentive fee equal to 12.5% of such cumulative amount, less the aggregate amount of actual capital gains incentive fee paid or capital gains incentive fee accrued under GAAP in all prior periods. As of December 31, 2025, the Fund has paid capital gains incentive fee since inception totaling $56. The resulting accrual for any capital gains incentive fee under GAAP in a given period may result in an additional expense if such cumulative amount is greater than in the prior period or a reversal of previously recorded expense if such cumulative amount is less than in the prior period. If such cumulative amount is negative, then there is no accrual. There can be no assurance that such unrealized capital appreciation will be realized in the future.

The services of all investment professionals and staff of the Fund’s investment adviser, when and to the extent engaged in providing investment advisory and management services to the Fund, and the compensation and routine overhead expenses of such personnel allocable to such services, are provided and paid for by the Fund’s investment adviser. Under the investment advisory and management agreement, the Fund bears all other costs and expenses of its operations and transactions, including, but not limited to, those relating to: organization and offering expenses of the Fund associated with the Offering, as provided for in Financial Industry Regulatory Authority, Inc. (“FINRA”) Conduct Rule 2310(a)(12) (but excluding any shareholder servicing and/or distribution fees); calculation of the Fund’s NAV (including the cost and expenses of any IVP or pricing services); expenses incurred by the Fund’s investment adviser payable to third parties, including agents, consultants or other advisers, in monitoring the Fund’s financial and legal affairs and in monitoring the Fund’s investments (including the cost of consultants hired to develop information technology systems designed to monitor the Fund’s investments) and performing due diligence on the Fund’s prospective portfolio companies; interest payable on indebtedness, if any, incurred to finance the Fund’s investments; offerings of the Fund’s Common Shares and other securities; the costs of effecting any repurchases of the Common Shares and the Fund’s other securities; investment advisory fees, including any management fee and incentive fee, payable under the investment advisory and management agreement; administration fees, if any, payable under the administration agreement; fees payable, if any, under any intermediary manager or selected intermediary agreements; shareholder servicing and/or distribution fees payable under the Fund’s distribution and shareholder servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act; fees payable to third parties, including agents, consultants or other advisers, relating to, or associated with, evaluating and making investments (including payments to third party vendors for financial information services); transfer agent, escrow agent and custodial fees and expenses; federal and state registration fees; all costs of registration and listing the Fund’s Common Shares or any other securities on any securities exchange; federal, state and local taxes; independent trustees’ fees and expenses; costs of preparing and filing reports or other documents required by governmental bodies (including the SEC) and an official or agency administering the securities laws of a state; the costs of any reports, proxy statements or other notices to shareholders, including printing and other related costs; commissions and other compensation payable to brokers or dealers; to the extent the Fund is covered by any joint insurance policies, the Fund’s allocable portion of the fidelity bond, trustees and officers’ errors or omissions liability insurance and any other insurance premiums; outside legal expenses; accounting expenses (including fees and disbursements and expenses related to the audit of the Fund and the preparation of the Fund’s tax information); direct costs and expenses of administration, including printing, mailing, long distance telephone, cellular phone and data service, copying, and staff; and all other expenses incurred by the Fund or its administrator in connection with administering the Fund’s business, as described in more detail under “Administration Agreement” below.

Administration Agreement

The Fund is party to an administration agreement (the “administration agreement”) with its administrator, Ares Operations. Pursuant to the administration agreement, Ares Operations furnishes the Fund with office equipment and clerical, bookkeeping and record keeping services at the Fund’s office facilities. Under the administration agreement, Ares Operations may also arrange for the services of, and oversee custodians, depositories, transfer agents, escrow agents, distribution disbursing agents, other shareholder servicing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and such other persons in any such other capacity deemed to be necessary or desirable. Ares Operations also performs, or oversees the performance of, the Fund’s required administrative services, which include, among other things, providing assistance in accounting, legal, compliance, operations, technology and investor relations, being responsible for the financial and other records that the Fund is required to maintain and preparing all reports and other materials required to be filed with the SEC or any other regulatory authority, including reports to shareholders.

In addition, Ares Operations assists the Fund in determining and publishing its NAV, assists the Fund in providing managerial assistance to its portfolio companies, oversees the preparation and filing of the Fund’s tax returns and the printing and dissemination of reports to its shareholders, and generally oversees the payment of its expenses and the performance of administrative and professional services rendered to the Fund by others. Payments under the administration agreement are equal to an amount based upon the Fund’s allocable portion of Ares Operations’ overhead and other expenses (including travel expenses) incurred by Ares Operations in performing its obligations under the administration agreement, including the Fund’s allocable portion of the compensation, rent and other expenses of certain of the Fund’s officers and their respective staffs. The administration agreement may be terminated by either party without penalty upon 60 days’ written notice to the other party.

For the years ended December 31, 2025, 2024 and 2023, the Fund incurred $8,135, $5,794 and $3,018, respectively, in administrative and other fees, including certain costs that are reimbursable to the Fund’s investment adviser under the investment advisory and management agreement or the Fund’s administrator under the administration agreement. For the years ended December 31, 2025, 2024 and 2023, $5,083, $5,794 and $2,205, respectively, of the administrative and other fees were supported by the Fund’s investment adviser pursuant to the Expense Support and Conditional Reimbursement Agreement (as defined below).

Intermediary Manager Agreement

On April 24, 2023, the Fund entered into an intermediary manager agreement (the “Intermediary Manager Agreement”) with Ares Wealth Management Solutions, LLC (“AWMS”), an indirect subsidiary of Ares Management, pursuant to which AWMS agreed to serve as intermediary manager for the Fund’s Offering (the “Intermediary Manager”). Effective January 2, 2026, AWMS was consolidated with and into Ares Management Capital Markets LLC (“AMCM”) (the “Consolidation”), and AMCM became the Intermediary Manager; in connection with the Consolidation, the Intermediary Manager Agreement was amended to reflect that, effective as of January 2, 2026, AMCM is the Intermediary Manager. Like AWMS, AMCM is a broker-dealer registered with the

SEC, a member of FINRA and an indirect subsidiary of Ares Management. No material change, including any change of control, occurred as a result of the Consolidation. The Intermediary Manager is entitled to receive shareholder servicing and/or distribution fees monthly in arrears at an annual rate of 0.85% and 0.25% of the value of the Fund’s net assets attributable to Class S shares and Class D shares, respectively, as of the beginning of the first calendar day of the month. No shareholder servicing and/or distribution fees are paid with respect to Class I shares. The shareholder servicing and/or distribution fees are payable to the Intermediary Manager, but the Intermediary Manager anticipates that all or a portion of the shareholder servicing and/or distribution fees will be retained by, or reallowed (paid) to, participating broker-dealers.

The Intermediary Manager is a broker-dealer registered with the SEC and a member of the FINRA.

The Intermediary Manager Agreement may be terminated at any time, without the payment of any penalty, by vote of a majority of the Fund’s trustees who are not “interested persons”, as defined in the Investment Company Act, of the Fund and who have no direct or indirect financial interest in the operation of the Fund’s distribution plan or the Intermediary Manager Agreement, or by vote of a majority of the outstanding voting securities of the Fund, on not more than 60 days’ written notice to the Intermediary Manager or the Fund’s investment adviser. The Intermediary Manager Agreement automatically terminates in the event of its assignment, as defined in the Investment Company Act.

Shareholder Servicing and/or Distribution Fees

Pursuant to Rule 12b-1 under the Investment Company Act, the Fund adopted a shareholder servicing and distribution plan pursuant to which Class S shares and Class D shares are subject to shareholder servicing and/or distribution fees. The following table shows the shareholder servicing and/or distribution fees the Fund and, ultimately, certain classes of the Fund’s common shareholders, pay the Intermediary Manager with respect to Class S shares and Class D shares on an annualized basis as a percentage of the Fund’s NAV for such class. Subject to FINRA and other limitations on underwriting compensation, the Fund and, ultimately, certain classes of the Fund’s shareholders, will pay a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV for Class S shares and a shareholder servicing and/or distribution fee equal to 0.25% per annum of the aggregate NAV for Class D shares, in each case, payable monthly. No shareholder servicing and/or distribution fees are paid with respect to Class I shares.

Annual Shareholder Servicing
and/or Distribution Fees as a %
of NAV
Class S	0.85%
Class D	0.25%
Class I	—%

The shareholder servicing and/or distribution fees are paid monthly in arrears, calculated using the NAV of the applicable class as of the beginning of the first calendar day of the month, subject to FINRA and other limitations on underwriting compensation.

The Intermediary Manager will reallow (pay) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers. Because the shareholder servicing and/or distribution fees with respect to Class S shares and Class D shares are calculated based on the aggregate NAV for all of the outstanding shares of each such class, such shareholder servicing and/or distribution fees reduce the NAV with respect to all shares of each such class, including shares issued under the Fund’s distribution reinvestment plan.

Eligibility to receive shareholder servicing and/or distribution fees is conditioned on a broker providing the following ongoing services with respect to Class S shares or Class D shares: assistance with recordkeeping, answering investor inquiries, including regarding distribution payments and reinvestments, helping investors understand their investments upon their request, and assistance with share repurchase requests. The shareholder servicing and/or distribution fees are ongoing fees that are not paid at the time of purchase. Because the shareholder servicing and/or distribution fees are paid out of the Fund’s other assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost the shareholder more than paying other types of sales charges.

The Fund’s investment adviser, or its affiliates, may pay additional compensation out of its own resources (i.e., not Fund assets) to certain selling agents or financial intermediaries in connection with the sale of the Fund’s Common Shares. The additional compensation may differ among brokers or dealers in amount or in the amount of calculation. Payments of additional compensation may be fixed dollar amounts or, based on the aggregate value of outstanding Common Shares held by the Fund’s common shareholders introduced by the broker or dealer, or determined in some other manner. The receipt of the additional compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending the Fund over other potential investments.

The shareholder servicing and/or distribution fees that were attributable to Class S shares and Class D shares for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Class S	$9,454	$5,028	$657
Class D	$1,614	$364	$36

Expense Support and Conditional Reimbursement Agreement

The Fund has entered into an expense support and conditional reimbursement agreement (the “Expense Support and Conditional Reimbursement Agreement”) with the Fund’s investment adviser, pursuant to which, among other things, the Fund’s investment adviser has agreed to advance all of the Fund’s estimated organization and initial offering expenses, which includes all of the Fund’s organization and initial offering expenses incurred in connection with the Private Placement.

The Fund’s investment adviser may also elect to pay certain of the Fund’s other expenses on the Fund’s behalf (each, an “Expense Payment”), provided that no portion of an Expense Payment will be used to pay any interest expense or shareholder servicing and/or distribution fees of the Fund. Any Expense Payment that the Fund’s investment adviser has committed to pay must be paid by the Fund’s investment adviser to the Fund in any combination of cash or other immediately available funds no later than 45 days after such commitment was made in writing, and/or offset against amounts due from the Fund to the Fund’s investment adviser or its affiliates.

Following any calendar month in which Available Operating Funds (as defined below) exceed the cumulative distributions accrued to the Fund’s shareholders based on distributions declared with respect to record dates occurring in such calendar month (the amount of such excess being hereinafter referred to as “Excess Operating Funds”), the Fund shall pay such Excess Operating Funds, or a portion thereof, to the Fund’s investment adviser until such time as all Expense Payments made by the Fund’s investment adviser to the Fund within three years prior to the last business day of the applicable calendar month in which such reimbursement payment obligation is accrued. Any payments required to be made by the Fund shall be referred to herein as a “Reimbursement Payment.” Reimbursement Payments are conditioned on (i) an expense ratio (excluding any management or incentive fee) that, after giving effect to the recoupment, is lower than the expense ratio (excluding any management or incentive fee) at the time of the fee waiver or expense reimbursement and (ii) a distribution level (exclusive of return of capital, if any) equal to, or greater than, the rate at the time of the waiver or reimbursement. “Available Operating Funds” means the sum of (i) net investment company taxable income (including net short-term capital gains reduced by net long-term capital losses), (ii) net capital gains (including the excess of net long-term capital gains over net short-term capital losses) and (iii) dividends and other distributions paid to the Fund on account of investments in portfolio companies (to the extent such amounts listed in clause (iii) are not included under clauses (i) and (ii) above).

The Fund’s obligation to make a Reimbursement Payment shall automatically become a liability of the Fund on the last business day of the applicable calendar month, except to the extent the Fund’s investment adviser has waived its right to receive such payment for the applicable month. Reimbursement Payments for a given Expense Payment must be made within three years prior to the last business day of the applicable calendar month in which such Reimbursement Payment obligation is accrued. The expense support is measured on a per share class basis.

The Fund’s investment adviser agreed not to seek recoupment of any base management fee and incentive fee from the commencement of operations through July 31, 2023. As a result, as of December 31, 2025, $2,487 of base management fee and $1,286 of income based fee were included in the expense support amounts below and will not be repaid to the investment adviser.

The following table presents a summary of Expense Payments and the related Reimbursement Payments since the Fund’s commencement of operations:

		Base				Ratio of
		Management		Expense		Operating
	Expense	Fee and		Support No		Expenses to
	Support	Income	Recoupment	Longer Eligible	Unreimbursed	Average Net	Annualized	Eligible for
	from the	Based Fee	of Expense	for	Expense	Assets for the	Distribution	Reimbursement
For the Month Ended	Adviser	Waived	Support	Reimbursement	Support	Period(1)	per Share(2)	through
December 31, 2022	$1,449	$(129)	$(1,320)	$—	$—	5.04%	—	12/31/2025
January 31, 2023	$1,088	$(398)	$(690)	$—	$—	4.56%	—	01/31/2026
February 28, 2023	$891	$(216)	$(675)	$—	$—	3.53%	—	02/28/2026
March 31, 2023	$916	$(144)	$(772)	$—	$—	3.63%	—	03/31/2026
April 30, 2023	$1,083	$(458)	$(625)	$—	$—	2.99%	—	04/30/2026
May 31, 2023	$1,312	$(569)	$(743)	$—	$—	2.47%	—	05/31/2026
June 30, 2023	$2,253	$(727)	$(1,526)	$—	$—	2.48%	—	06/30/2026
July 31, 2023	$2,502	$(1,132)	$(1,370)	$—	$—	1.16%	—	07/31/2026
August 31, 2023	$2,300	$—	$(2,300)	$—	$—	1.94%	$2.3910	08/31/2026
September 30, 2023	$1,636	$—	$(1,636)	$—	$—	1.66%	$2.3910	09/30/2026
October 31, 2023	$—	$—	$—	$—	$—	1.20%	$2.3910	10/31/2026
November 30, 2023	$1,637	$—	$(1,637)	$—	$—	1.18%	$2.5716	11/30/2026
December 31, 2023	$1,144	$—	$(1,144)	$—	$—	1.08%	$2.5716	12/31/2026
January 31, 2024	$1,592	$—	$(1,592)	$—	$—	1.20%	$2.5716	01/31/2027
February 29, 2024	$2,183	$—	$(2,183)	$—	$—	1.10%	$2.5716	02/28/2027
March 31, 2024	$2,194	$—	$(2,194)	$—	$—	1.49%	$2.5716	03/31/2027
April 30, 2024	$3,066	$—	$(2,112)	$—	$954	1.21%	$2.5716	04/30/2027
May 31, 2024	$2,437	$—	$—	$—	$2,437	1.18%	$2.5716	05/31/2027
June 30, 2024	$3,170	$—	$—	$—	$3,170	1.22%	$2.5716	06/30/2027
July 31, 2024	$1,164	$—	$—	$—	$1,164	1.01%	$2.5716	07/31/2027
August 31, 2024	$4,291	$—	$—	$—	$4,291	1.02%	$2.5716	08/31/2027
September 30, 2024	$5,402	$—	$—	$—	$5,402	0.96%	$2.5716	09/30/2027
October 31, 2024	$3,598	$—	$—	$—	$3,598	0.95%	$2.5716	10/31/2027
November 30, 2024	$3,911	$—	$—	$—	$3,911	0.95%	$2.5716	11/30/2027
December 31, 2024	$3,736	$—	$—	$—	$3,736	0.86%	$2.5716	12/31/2027
January 31, 2025	$—	$—	$—	$—	$—	0.81%	$2.5716	01/31/2028
February 28, 2025	$—	$—	$—	$—	$—	0.94%	$2.5716	02/29/2028
March 31, 2025	$10,436	$—	$—	$—	$10,436	0.91%	$2.5716	03/31/2028
April 30, 2025	$9,348	$—	$—	$—	$9,348	0.93%	$2.5716	04/30/2028
May 31, 2025	$4,915	$—	$—	$—	$4,915	0.80%	$2.5716	05/31/2028
June 30, 2025	$5,853	$—	$—	$—	$5,853	0.95%	$2.5716	06/30/2028
July 31, 2025	$5,655	$—	$—	$—	$5,655	0.88%	$2.5716	07/31/2028
August 31, 2025	$—	$—	$—	$—	$—	0.82%	$2.5716	08/31/2028
September 30, 2025	$9,708	$—	$—	$—	$9,708	0.80%	$2.5716	09/30/2028
October 31, 2025	$—	$—	$—	$—	$—	0.77%	$2.5716	10/31/2028
November 30, 2025	$—	$—	$—	$—	$—	0.76%	$2.5716	11/30/2028
December 31, 2025	$—	$—	$—	$—	$—	0.86%	$2.5716	12/31/2028
(1)	In accordance with the Expense Support and Conditional Reimbursement Agreement, the ratio of operating expenses excludes organization and offering expenses, stated interest expense, any base management fee and any incentive fee.
(2)	The annualized distribution per share is the annualized regular cash distributions per share, exclusive of returns of capital, distribution rate reductions due to distribution and shareholder servicing fees and special distributions, if any.